S000003894 [Member] Investment Strategy - Putnam VT Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, the fund invests at least 80% of its net assets in large-cap companies, which, for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of March 31, 2026, the index was composed of companies having market capitalizations of between approximately $907.1 million to $3.5 trillion. The fund may also invest in midsize companies. Value stocks are issued by companies that the Investment Manager believes are currently undervalued by the market. If the Investment Manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.